Annual Operating Expenses {- Materials Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Materials Fund - AMCIZ PRO-15 - Materials Portfolio	Apr. 29, 2022
Fidelity Advisor Materials Fund: Class A
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.26%
Total annual operating expenses	1.03%
Fidelity Advisor Materials Fund: Class M
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.27%
Total annual operating expenses	1.29%
Fidelity Advisor Materials Fund: Class C
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.26%
Total annual operating expenses	1.78%
Fidelity Advisor Materials Fund: Class I
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	0.75%
Fidelity Advisor Materials Fund: Class Z
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.62%